Schedule of Major Revenue (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Product Information [Line Items]
Revenue from construction contracts	$ 19,136,922	$ 25,860,705	$ 13,847,548	$ 21,810,317
Revenue from construction contracts [Member]
Product Information [Line Items]
Revenue from construction contracts	19,098,677	25,809,023	13,846,198	21,805,616
Sale of Construction Construction Materials [Member]
Product Information [Line Items]
Revenue from construction contracts	$ 38,245	$ 51,682	$ 1,350	$ 4,701